S-K 1602, SPAC Registered Offerings	Sep. 25, 2026	Aug. 04, 2026
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 18 months from the closing of this offering, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 18-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. There are no limitations on the number of times we may seek shareholder approval for an extension or the length of time of any such extension. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, upon the effectiveness of such extension, regardless of whether they abstain, vote in favor of or vote against our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less tax payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination within 18 months from the closing of this offering, during any Extension Period or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of amounts released to us to pay income and franchise taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein.
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]		true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of June 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
7.16	6.55	3.45	5.60	4.40	3.93	6.07	0.21	9.79

As of June 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming No Exercise of Over-Allotment Option
7.15	6.54	3.46	5.59	4.41	3.92	6.08	0.21	9.79

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our Business Strategy and Competitive Strengths

We seek to create shareholder value through the experience of our management team in investing in, operating and transforming businesses. We believe our competitive advantages include the following:

Leadership of an Experienced Management Team and Board of Directors. Our management team and members of our board of directors collectively have decades of experience in public company management, investment, and financial services. Our three director nominees also have experience serving on the boards of other special purpose acquisition companies that successfully completed their initial business combinations. Our Chief Executive Officer, Anthony J. Sarkis, has 35 years of business experience, including 23 years in investment banking and capital markets, and has participated in mergers and acquisitions and capital markets transactions with an aggregate value exceeding $4 billion. Our Chief Financial Officer, Joseph Yankovich, has over 20 years of experience across investment management and financial services, including serving as Chief Financial Officer, Chief Compliance Officer and Chief Operating Officer for multiple investment funds. Our independent director and chairman nominee, Matthew Kearney, has over 30 years of experience as an investor, executive, or board member in the areas of private equity, technology and media. Our director nominee, Christina Favilla, has extensive experience in banking and financial services leadership and public company board governance. Our director nominee, Francis Knuettel II, has helped raise more than $500 million via venture equity and debt, public equity and debt offerings throughout his career. Upon the completion of this offering, three of our five directors will be independent under applicable SEC and Nasdaq standards, our board of directors will be chaired by an independent director, and our audit committee will consist solely of independent directors, chaired by Mr. Kearney. For a more complete description of the business experience of the members of our management team, see “Management — Officers and Directors.”

Established Deal Sourcing Network. We believe our management team’s strong track record will provide us with access to high quality companies. In addition, we believe we, through our management team, have contacts and sources from which to generate acquisition opportunities and possibly seek complementary follow-on business arrangements. These contacts and sources include family offices and hedge funds, executives of public and private companies, merger and acquisition advisory firms, commercial lenders and investment banks, capital markets desks, private equity or venture capital investors and other financial intermediaries.

Status as a Publicly Listed Acquisition Company. We believe our structure will make us an attractive business combination partner to prospective target businesses. As a publicly listed company, we will offer a target business an alternative to the traditional initial public offering process. We believe that some target businesses will favor this alternative, which we believe is less expensive, while offering greater certainty of execution, than the traditional initial public offering process. During an initial public offering, there are typically underwriting fees and marketing expenses, which would be costlier than a business combination with us. Furthermore, once a proposed business combination is approved by our shareholders (if applicable) and the transaction is consummated, the target business will have effectively become public, whereas an initial public offering is always subject to the underwriters’ ability to complete the offering, as well as general market conditions that could prevent the offering from occurring. Once public, we believe the target business would have greater access to capital and additional means of creating management incentives that are better aligned with shareholders’ interests than it would as a private company. It can offer further benefits by augmenting a company’s profile among potential new customers and vendors and assist in attracting management talent.

Evaluation and Execution Process. We believe that our management’s mergers and acquisitions and investment track record in both private and public markets, combined with public market trading experience, will provide an advantage for identifying, valuing and completing a business combination. We intend to apply a consistent evaluation process consisting of (i) an initial screen against the acquisition criteria described below, (ii) commercial, financial and legal diligence conducted with third party advisors, (iii) a valuation analysis using comparable public companies and precedent transactions, and (iv) an assessment of the target’s preparedness to operate as a U.S. public company, including its PCAOB audited financial reporting, internal controls and corporate governance. We believe we will add value to these businesses primarily by providing them with access to the U.S. capital markets.

Enterprise Artificial Intelligence Experience. Our Chief Executive Officer currently serves as Chief Strategy Officer and a director of Parabole, Inc., an enterprise software company that develops causal artificial intelligence systems for industrial customers. In that role he has led commercial negotiations with multinational industrial enterprises in specialty materials, electrical equipment and energy, maintains the company’s competitive and market intelligence function, and evaluates prospective technology partners. We believe this experience provides insight into how industrial enterprises evaluate, purchase and deploy artificial intelligence, and into the capabilities for which those customers are prepared to pay. We intend to apply that experience in evaluating both businesses positioned to benefit from artificial intelligence and asset-intensive businesses whose competitive position may be affected by its adoption. See “Management - Conflicts of Interest.”

Acquisition Strategies

We will seek to capitalize on the strength of our management team and board of directors. Our team consists of experienced professionals across investment management, capital markets, finance, capital formation, and operating leadership, with extensive experience in sourcing, evaluating, structuring and executing transactions across public and private markets. We believe we will benefit from their accomplishments, and specifically, their demonstrated ability to identify attractive investment opportunities, access proprietary deal flow, navigate capital markets transactions, and create value through strategic and operational initiatives. However, there is no assurance that we will complete a business combination.

There is no restriction on the industry or geographic location of targets we can pursue. We intend to focus our search for an initial business combination on private companies that have compelling economics and positive operating cash flow or a clear documented path to operational cash flow, significant assets, and successful management teams that are seeking access to the U.S. public capital markets.

Within that mandate, we intend to give initial attention to two groups of businesses. The first consists of businesses we believe are positioned to benefit from the adoption of artificial intelligence. The second consists of businesses commonly described as heavy assets, low obsolescence, or “HALO,” meaning companies built on substantial physical asset bases whose cash flows are supported by essential demand, regulated frameworks or long-term contracts, and which we believe have limited exposure to technological obsolescence. We believe both groups may present attractive candidates, and that a business that is neither positioned to benefit from artificial intelligence nor insulated from it may have greater difficulty sustaining its competitive position as a public company.

We also expect to consider opportunities in the space sector, including satellite infrastructure, launch services and related technologies supporting the commercialization and expansion of the space economy. We consider these businesses to share the substantial asset bases, extended development timelines and contracted revenue characteristics described above.

We believe the experience of our Chief Executive Officer described above under “Our Business Strategy and Competitive Strengths” is relevant to the evaluation of businesses in each of the areas described above.

Currently, we do not intend to pursue targets located in Asia.

Acquisition Criteria

Our management team intends to focus on creating shareholder value by leveraging its experience in scaling businesses, operations, finance, capital formation and investment management, including sourcing, evaluating and executing transactions across a broad range of industries. In addition to the factors listed above, we have identified the following general criteria and guidelines, which we believe are important in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may decide to deviate from these criteria and guidelines. However, currently, we do not intend to pursue targets located in Asia.

Resilient Business Model. We intend to seek target companies that have a resilient business model. Such companies are better positioned to adapt to changing market conditions and consumer preferences, which could provide a competitive advantage.

Industry Leadership with Sustainable Competitive Advantage. We expect to focus on companies that are or have the potential to become leaders in their verticals. We will look for companies with higher operating efficiency, stronger brand recognition, broader distribution channels or any other characteristic that enables the company to sustain a long-term competitive position.

Revenue and Earnings Growth Potential. We will seek to acquire one or more businesses that have the potential for significant revenue and earnings growth through a combination of both existing and new product development, increased production capacity, expense reduction and complementary follow-on acquisitions resulting in increased operating leverage. We expect such businesses to provide attractive risk-adjusted returns for our shareholders.

Benefit from Being a Public Company. We intend to acquire a business or businesses with organic and inorganic growth potential that can benefit from being publicly traded and effectively utilize access to broader sources of capital and a public profile that are associated with being a publicly traded company.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our sponsor and management team may deem relevant. In the event that we decide to enter into an initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials, as applicable, that we would file with the SEC.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	The Nasdaq listing rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $100,000,000, or $115,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be placed into a U.S.-based trust account with Continental Stock Transfer & Trust Company, acting as trustee. Except as set forth below, the proceeds held in the trust account will not be released until the earlier of the completion of an initial business combination and our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, except as set forth below, unless and until an initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business.The funds held in the trust account will not be released from the trust account until the earliest to occur of: (A) our completion of an initial business combination; (B) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (1) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months from the closing of this offering or (2) with respect to any other provision relating to the rights of holders of Class A ordinary shares or pre-initial business combination activity; and (C) the redemption of our public shares if we have not completed an initial business combination within 18 months from the closing of this offering or during any Extension Period, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders. Expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account. Additionally, in order to meet our working capital needs following the consummation of this offering if the funds not held in the trust account are insufficient, our sponsor and our officers and directors or their affiliates or designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. While the notes may be prepaid at any time we expect that the notes would be paid upon consummation of our initial business combination. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from our trust account would be used for such repayment. In addition, as of the date of this prospectus, we have issued a promissory note to our sponsor in connection a loan in the principal amount of $75,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	10,000,000
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to any forward purchase agreements or backstop agreements we may enter into following the consummation of this offering.
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per ordinary share and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of outstanding ordinary shares.The following table illustrates the difference between the public offering price and our net tangible book value (“NTBV”), as adjusted to give effect to this offering and to redemptions of our public shares at varying levels, assuming the full exercise and no exercise of the over-allotment option.The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential b0usiness combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, and (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination; and (B) assumes the issuance of 10,000,000 Class A ordinary shares (or 11,500,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full), 3,833,333 founder shares (of which up to 500,000 of the founder shares held by our sponsor and directors and officers are assumed to be forfeited depending on the extent to which the underwriters’ over-allotment option is exercised), 315,000 private placement shares (or 337,500 private placement shares if the underwriters’ over-allotment option is exercised in full), and 450,000 representative shares (or 517,500 representative shares if the underwriters’ over-allotment option is exercised in full). The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Each of our officers and directors presently has, and in the future any of our directors and our officers may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, including any other special purpose acquisition company with a class of securities registered under the Exchange Act, even before we enter into a definitive agreement regarding our initial business combination or we have failed to complete our initial business combination within the prescribed timeline, pursuant to which such officer or director is or will be required to present acquisition opportunities to such entity. Accordingly, subject to his or her fiduciary duties under Cayman Islands law, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she may need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association will provide that to the fullest extent permitted by applicable law, none of the sponsor or any individual serving as a director or an officer (the “Insiders”) shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us. To the fullest extent permitted by applicable law, we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for the Insiders, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of one of the Insiders to any other entity. As a result of the foregoing, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. Except to the extent expressly assumed by contract, to the fullest extent permitted by applicable law, the Insiders shall have no duty to communicate or offer any such corporate opportunity to us and shall not be liable to us or our shareholders for breach of any fiduciary duty as a shareholder, director and/or officer solely by reason of the fact that such party pursues or acquires such corporate opportunity for itself, himself or herself, directs such corporate opportunity to another person, or does not communicate information regarding such corporate opportunity to us.Our sponsor and our officers or directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. These conflicts may not be resolved in our favor and a potential target business may be presented to other entities prior to its presentation to us. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.Our sponsor and members of our management team will own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they are entitled to redeem any public shares they acquire, as described in this prospectus, or to receive liquidating distributions from assets outside the trust account. Upon the closing of this offering, assuming the underwriters’ over-allotment option is not exercised, our sponsor, directors and officers, Maxim and the at-risk capital investors, as applicable, will have invested in us an aggregate of $3,175,000, comprised of: (1) the $25,000 purchase price paid by our sponsor for 5,750,000 founder shares, of which: (A) On August 25, 2026, our sponsor forfeited 1,916,667 founder shares for no consideration; (B) Effective August 4, 2026, our sponsor transferred to our directors and officers an aggregate of 770,000 founder shares, including: (i) 350,000 founder shares transferred to and purchased by our Chief Executive Officer and member of the board of directors, (ii) 100,000 founder shares transferred to and purchased by our Chief Financial Officer and member of the board of directors, (iii) 200,000 founder shares transferred to and purchased by our independent director and chairman nominee, and (iv) 60,000 transferred to and purchased by each of Francis Knuettel II, our independent director nominee, and another independent director nominee. On August 25, 2026, our sponsor forfeited 1,916,667 founder shares for no consideration. As a result, the effective purchase price per founder share is $0.007. On September 21, 2026, the other independent director nominee forfeited the 60,000 previously transferred to him. On September 23, 2026, 60,000 founder shares were transferred by our sponsor to and purchased by Christina Favilla, one of our independent director nominees. As of September 23, 2026, our sponsor had transferred an aggregate of 770,000 founder shares (B) prior to the consummation of this offering, our sponsor will forfeit an aggregate of 850,000 founder shares and the at-risk capital investors will purchase 850,000 founder shares for $0.007 per founder share (of which 150,000 founder shares will be purchased by the Maxim Individuals and 700,000 founder shares will be purchased by the third-party investors), and (2) the $3,150,000 purchase price for the private placement units (or $10.00 per unit) to be purchased by the members of the Sponsor Group, Maxim and the at-risk capital investors. Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor, officers and directors, and at-risk capital investors had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent are entitled to redeem any public shares they acquire or they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination. For example, if two targets are being evaluated by our management team, and one is more stable and has a better risk or stability profile for our public shareholders, but may take a longer time to diligence and go through the business combination process, while the other has a less favorable risk or stability profile for our public shareholders, but would be easier, quicker and more certain to guide through the business combination process, our management team may decide to choose what they believe to be the quicker and more certain path despite its less favorable risk or stability profile for our public shareholders, as our management team would likely not receive any financial benefit unless we consummated a business combination. Additionally, if members of our management team form other special purpose acquisition companies similar to ours or pursue other business or investment ventures during the period in which we are seeking an initial business combination, the interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to the business combinations in a way that conflicts with the interests of our public shareholder.In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors — Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.”With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor, directors and officers, the at-risk capital investors or any permitted transferees until six months after the completion of our initial business combination. With certain limited exceptions, the private placement units (including the securities comprising such units) will not be transferable, assignable or salable by the members of the Sponsor Group or any holders thereof or any permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor, executive officers and directors may directly or indirectly own units, ordinary shares and rights following this offering, our executive officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within 18 months from the closing of this offering or by such earlier liquidation date as our board of directors may approve.In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination. We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.We may engage Maxim as our financial advisor in connection with our initial business combination and as placement agent in connection with any private placement financing associated with our initial business combination. The terms of any such engagement will be set forth in a separate agreement among us, Maxim, and any other placement agent(s), and will contain terms, conditions and fees (the “Maxim Advisory Fees”) that are customary for investment banks for similar transactions. The Maxim Advisory Fees would likely be conditioned upon the completion of our initial business combination. In addition to the Maxim Advisory Fees, if we retain Maxim as our financial advisor or placement agent in connection with our initial business combination, Maxim will have financial interests in the completion of the initial business combination that may influence the advice that Maxim provides to us, which advice may contribute to our decision on whether to pursue a business combination with any target and impact the terms of any potential business combination. For more information about these financial interests and potential conflicts of interest, see “Risk Factors — We may engage Maxim as our financial advisor in connection with our initial business combination and as placement agent in connection with any private placement financing associated with our initial business combination. Financial interests in the completion our initial business combination may create conflicts of interest in connection with Maxim’s provisions of such services.”
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For purposes of presenting the “Maximum Redemption” scenario, we have reduced our NTBV after this offering (assuming no exercise of the underwriters’ option to purchase additional units) by $100,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest, divided by the number of Class A ordinary shares sold in this offering).

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Net tangible book deficit before this offering	(0.11)	(0.13)	(0.11)	(0.13)	(0.11)	(0.13)	(0.11)	(0.13)	(0.11)	(0.13)

Pro forma net tangible book value after offering	7.16	7.15	6.55	6.54	5.60	5.59	3.93	3.92	0.21	0.21

Increase attributable to public shareholders	7.27	7.28	6.66	6.67	5.71	5.72	4.04	4.04	0.32	0.33

Dilution to public shareholders	$2.84	$2.85	$3.45	$3.46	$4.40	$4.41	$6.07	$6.08	$9.79	$9.79

Percentage of dilution to public shareholders	28.4%	28.5%	34.5%	34.6%	44.0%	44.1%	60.7%	60.8%	97.9%	97.9%

	No Redemptions		25%		50%		75%		100%
	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment
Numerator

Net tangible book deficit before this offering	$(418,756)	$(418,756)	$(418,756)	$(418,756)	$(418,756)	$(418,756)	$(418,756)	$(418,756)	$(418,756)	$(418,756)

Net proceeds from this offering and the sale of the private placement units(1)	101,050,000	116,050,000	101,050,000	116,050,000	101,050,000	116,050,000	101,050,000	116,050,000	101,050,000	116,050,000

Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	349,691	349,691	349,691	349,691	349,691	349,691	349,691	349,691	349,691	349,691

Less: over-allotment liability	(126,712)	—	(126,712)	—	(126,712)	—	(126,712)	—	(126,712)	—

Less: Amounts paid for redemptions(2)	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
	$100,854,223	$115,980,935	$75,854,223	$87,230,935	$50,854,223	$58,480,935	$25,854,223	$29,730,935	$854,223	$980,935

Denominator:

Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333

Ordinary shares forfeited if over-allotment is not exercised	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—

	No Redemptions		25%		50%		75%		100%
	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment	W/O Over- Allotment	With Over- Allotment
Shares included in public units offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000

Representative shares(3)	450,000	517,500	450,000	517,500	450,000	517,500	450,000	517,500	450,000	517,500

Private placement shares	315,000	337,500	315,000	337,500	315,000	337,500	315,000	337,500	315,000	337,500

Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
	14,098,333	16,188,333	11,598,333	13,313,333	9,098,333	10,438,333	6,598,333	7,563,333	4,098,333	4,688,333

(1)	Expenses applied against gross proceeds include offering expenses of approximately $600,000 and underwriting commissions of $1,500,000 in the aggregate (or up to $1,725,000 in the aggregate if the underwriters’ option to purchase additional units is exercised). See “Use of Proceeds” and “Underwriting” for a description of compensation and other items of value payable to the underwriter.

(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers or their affiliates may purchase public shares or public rights in previously negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchase of our ordinary shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases and Other Transactions With Respect to our Securities.”

(3)	Includes representative shares.